UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08097
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                           PAX WORLD GROWTH FUND, INC.
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               (Exact name of registrant as specified in charter)

    222 State Street, Portsmouth, NH                          03801-3853
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(Address of principal executive offices)                      (Zip code)

                           Pax World Management Corp.
                   222 State Street, Portsmouth, NH 03801-3853
                   Attn.: Laurence A. Shadek, Thomas W. Grant
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-767-1729
                                                   -----------------------------

Date of fiscal year end:   December 31
                        --------------------------------------------------------

Date of reporting period:  September 30, 2005
                         -------------------------------------------------------

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.     Schedule of Investments.

                                             Schedule of Investments (Unaudited)
                                                              September 30, 2005

PAX WORLD GROWTH FUND, INC.

PERCENT OF NET ASSETS,                                         NUMBER
NAME OF ISSUER AND TITLE OF ISSUE                           OF SHARES                           VALUE
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                  COMMON STOCKS: 88.9%

CONSUMER DISCRETIONARY: 2.1%
                  Coach, Inc. (a)                              60,000               $       1,881,600
                                                                                   -------------------

CONSUMER STAPLES: 8.0%
                  PepsiCo, Inc.                                40,000                       2,268,400
                  Walgreen Co.                                 30,000                       1,303,500
                  The Gillette Co.                             60,000                       3,492,000
                                                                                   -------------------
                                                                                            7,063,900
                                                                                   -------------------

ENERGY: 14.4%

                  Baker Hughes, Inc.                           40,000                       2,387,200
                  Chesapeake Energy Corp.                     100,000                       3,825,000
                  Hydril Co. (a)                               30,000                       2,059,200
                  Questar Corp.                                50,000                       4,406,000
                                                                                   -------------------
                                                                                           12,677,400
                                                                                   -------------------

HEALTH CARE: 21.9%
                  Advisory Board Co. (a)                       60,000                       3,122,400
                  American Healthways, Inc. (a)                70,000                       2,968,000
                  Caremark RX Inc. (a)                         30,000                       1,497,900
                  Kinetic Concepts Inc. (a)                    15,000                         852,000
                  Sanofi-Aventis ADR                           70,000                       2,908,500
                  Sierra Health Services, Inc. (a)             40,000                       2,754,800
                  Syneron Medical Ltd. (a)                     50,000                       1,827,000
                  UnitedHealth Group, Inc.                     60,000                       3,372,000
                                                                                   -------------------
                                                                                           19,302,600
                                                                                   -------------------

INDUSTRIALS: 3.9%
                  Chicago Bridge and Iron Co. N.V.            110,000                       3,419,900
                                                                                   -------------------

                                                              September 30, 2005

PAX WORLD GROWTH FUND, INC.

PERCENT OF NET ASSETS,                                         NUMBER
NAME OF ISSUER AND TITLE OF ISSUE                           OF SHARES                           VALUE
-----------------------------------------------------------------------------------------------------
                  COMMON STOCKS, continued

INFORMATION TECHNOLOGY: 29.1%
                  Apple Computer (a)                           40,000              $        2,144,400
                  Autodesk, Inc.                               60,000                       2,786,400
                  Cerner Corp. (a)                             40,000                       3,477,200
                  China Mobile Hong Kong Ltd. ADR              50,000                       1,232,000
                  Cisco Systems, Inc. (a)                      60,000                       1,075,800
                  Cognizant Technology Solutions Corp. (a)     70,000                       3,261,300
                  EMC Corp. (a)                               100,000                       1,294,000
                  Marvell Technology Group Ltd. (a)            70,000                       3,227,700
                  Netgear Inc. (a)                             60,000                       1,443,600
                  Powerwave Technologies Inc. (a)             100,000                       1,299,000
                  QUALCOMM, Inc.                               40,000                       1,790,000
                  TALX Corp.                                   40,000                       1,311,600
                  Yahoo!, Inc. (a)                             40,000                       1,353,600
                                                                                   -------------------
                                                                                           25,696,600
                                                                                   -------------------

MATERIALS: 0.1%
                  Cemex SA ADR                              1,838,000                          96,127
                                                                                   -------------------

TELECOMMUNICATION SERVICES: 8.1%
                  America Movil SA ADR                        180,000                       4,737,600
                  Comverse Technology, Inc. (a)                60,000                       1,576,200
                  Jamdat Mobile Inc. (a)                       40,000                         840,000
                                                                                   -------------------
                                                                                            7,153,800
                                                                                   -------------------
UTILITIES: 1.3%
                  Aqua America, Inc.                           30,000                       1,140,600
                                                                                   -------------------


TOTAL COMMON STOCKS
                  (Cost $60,525,380)                                                       78,432,527
                                                                                   -------------------
                  MONEY MARKET SHARES: 9.4%

                  Pax World Money Market Fund - note B (b)
                  (Cost $8,291,355)                         8,291,355                       8,291,355
                                                                                   -------------------

TOTAL INVESTMENTS: 98.3%
                  (Cost $68,816,735)                                               $       86,723,882
                                                                                   -------------------

                  Other assets and liabilities (Net):  1.7%                                 1,530,466
                                                                                   -------------------

Net assets: 100.0%                                                                 $       88,254,348
                                                                                   -------------------

(a) Non-income producing security

(b) Affiliate - security is managed by Pax World Management Corp., the Fund's Adviser

ADR American Depository Receipt

VALUATION OF INVESTMENTS

Securities listed on any national, regional or local exchange are valued at the closing prices on such exchanges. Securities listed on the NASDAQ national market system (other than options on stock and stock indices) are valued using the NASDAQ Official Closing Price (the "NOCP"). Shares in money market funds are valued at $1 per share. Certificates of deposit, if any, are valued at cost; accrued interest to September 30, 2005 is included in dividends and interest receivable. Securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Directors.

FEDERAL INCOME TAX COST

For Federal income tax purposes, the identified cost of investments, which was substantially the same as the cost for reporting purposes owned at September 30, 2005, as well as the gross unrealized appreciation and depreciation of investments and resulting net unrealized appreciation (depreciation) as of September 30, 2005 was $68,816,735, $19,209,357, $(1,302,210) and $17,907,147,
respectively.

INVESTMENT INFORMATION

An "affiliate" is a company in which a fund has ownership of at least 5% of the voting securities. At September 30, 2005, the Fund held the following security of an affiliated company:

Pax World Money Market Fund, Inc.


                                                                        Dividends from non controlled affiliate
Value at 12/31/04     Purchased Cost    Sold Cost     Value at 9/30/05  for the nine months ended 9/30/05
-----------------     --------------    ---------     ----------------  ---------------------------------
$1,827,826            $58,852,029       $52,388,500   $8,291,355        $181,632

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is also available on the Fund's website at www.paxworld.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.     Controls and Procedures.

                  (a) It is the conclusion of the Registrant's principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls") as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

                  (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.     Exhibits.

                  Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pax World Growth Fund, Inc.
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By (Signature and Title)*     /s/ Thomas W. Grant
                         -------------------------------------------------------
                              Thomas W. Grant, President

Date     November 23, 2005
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         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Thomas W. Grant
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                              Thomas W. Grant, President

Date     November 23, 2005
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By (Signature and Title)*     /s/ Janet L. Spates
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                              Janet L. Spates, Assistant Treasurer

Date     November 23, 2005
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*Print the name and title of each signing officer under his or her signature.